Capital Stock (Details) - USD ($)											3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 03, 2024	Mar. 19, 2024	Aug. 17, 2023	Feb. 09, 2023	Jan. 19, 2023	Oct. 28, 2022	Jun. 16, 2022	Jun. 13, 2022	Nov. 17, 2021	Nov. 17, 2021	Sep. 30, 2024	Sep. 30, 2023	[3]	Sep. 30, 2024	Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022		Nov. 30, 2021	Aug. 31, 2020
Capital Stock [Line Items]
Purchase of warrants																	7,028,337
Conversion price per share (in Dollars per share)											$ 5.5			$ 5.5			$ 5.5
Warrants term											2 years			2 years			2 years
Received net proceeds (in Dollars)														$ 14,629,000	$ 22,764,000	[1]	$ 24,730,000	[2]		[2]
Issued warrants shares							6,325,503
Exercise price per share (in Dollars per share)							$ 0.0001
Forfeited percentage														66.00%			52.00%
Recognized mark-to-market gains (in Dollars)												$ (13,000)			(384,000)	[1],[3]	$ (528,000)	[4]	$ (3,392,000)	[4]
Reclassification of Series A preferred stock to mezzanine equity (in Dollars)														(8,195,000)
Sales of equity (in Dollars)						$ 100,000,000											$ 24,730,000
Aggregate offering price (in Dollars)															27,362,717,000
Net proceeds (in Dollars)														14,600,000
Issued warrants price (in Dollars)														6,300,000
Warrants (in Dollars)														$ 7,000,000
Warrant [Member]
Capital Stock [Line Items]
Purchase of warrants																	7,028,337
Exercise price (in Dollars per share)											$ 2.27			$ 2.27
Common stock shares QPhoton warrants																	6,325,503		6,325,503
Recognized mark-to-market gains (in Dollars)															$ 144,000
QPhoton Warrants [Member]
Capital Stock [Line Items]
Issued warrants price (in Dollars)														$ 6,300,000
Minimum [Member]
Capital Stock [Line Items]
Purchase of warrants											1,726,931			1,726,931
Sales of equity (in Dollars)			$ 25,000,000
Maximum [Member]
Capital Stock [Line Items]
Purchase of warrants											7,028,337			7,028,337
Sales of equity (in Dollars)			$ 50,000,000
Preferred Stock [Member]
Capital Stock [Line Items]
Reclassification of Series A preferred stock to mezzanine equity (in Dollars)
Redeemed, shares											248,000			497,000
Restricted Stock Units (RSUs) [Member]
Capital Stock [Line Items]
Purchase of warrants																						171,000
Warrants term																						5 years
Exercise price (in Dollars per share)																						$ 2
Issuance of warrant																						171,000
QPhoton Merger [Member]
Capital Stock [Line Items]
Issuance of warrant											702,834			702,834
Series A Preferred Stock [Member]
Capital Stock [Line Items]
Purchased shares									1,545,459	1,545,459
Preferred stock, par value (in Dollars per share)									$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001			$ 0.0001		$ 0.0001
Purchase of warrants																					1,545,459
Aggregate purchase price (in Dollars)									$ 8,500,000	$ 8,500,000
Preferred dividends percentage														10.00%			10.00%
Warrants term																					2 years
Exercise price (in Dollars per share)																					$ 7
Preferred stock, share authorized											1,550,000			1,550,000			1,550,000		1,550,000
Preferred stock, shares issued											993,000			993,000			1,490,000		1,500,000
Preferred stock, shares outstanding											993,000			993,000			1,490,000		1,500,000
Issuance of warrant																					1,545,459
Additional paid in capital (in Dollars)		$ 8,125,000
Reclassification of Series A preferred stock to mezzanine equity (in Dollars)		$ 8,195,000
Price of per share (in Dollars per share)		$ 5.5
Redeemed, shares											248,349			496,698
Cash Paid (in Dollars)											$ 1,400,000			$ 2,700,000
Series A Preferred Stock [Member] | Preferred Warrants [Member]
Capital Stock [Line Items]
Purchase of warrants									1,545,459	1,545,459
Series A Preferred Stock [Member] | Preferred Stock [Member]
Capital Stock [Line Items]
Preferred stock, shares issued											993,306			993,306			1,490,004
Preferred stock, shares outstanding											993,306			993,306			1,490,004
Series A Preferred Stock [Member] | Falcon Capital Partners [Member]
Capital Stock [Line Items]
Shares converted								45,455
Series A Preferred Stock [Member] | Greenfield Children, LLC, [Member]
Capital Stock [Line Items]
Shares converted				10,000
Accrued dividend shares				11,096
Series A Convertible Preferred Stock [Member]
Capital Stock [Line Items]
Exercise price (in Dollars per share)											$ 7			$ 7
Shares converted																	36,600,823
Common stock shares QPhoton warrants																	26,615,235
Series A Convertible Preferred Stock [Member] | Warrant [Member]
Capital Stock [Line Items]
Exercise price (in Dollars per share)																	$ 7
Shares converted																	7,028,337
Series A Convertible Preferred Stock [Member] | Falcon Capital Partners [Member]
Capital Stock [Line Items]
Shares converted								47,728
Series B Preferred Stock [Member]
Capital Stock [Line Items]
Shares converted																	2,377,028
Preferred stock, share authorized											3,080,000			3,080,000			3,080,000		3,080,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Series B Preferred Stock [Member] | Preferred Stock [Member]
Capital Stock [Line Items]
Preferred stock, par value (in Dollars per share)											$ 0.0001			$ 0.0001			$ 0.0001
Preferred stock, share authorized											3,079,864			3,079,864			3,079,864
Preferred stock, shares issued
Preferred stock, shares outstanding
Other Offerings [Member]
Capital Stock [Line Items]
Sale of stock units					17,571,926									16,604,770
Average price (in Dollars per share)					$ 1.45
Received net proceeds (in Dollars)					$ 24,700,000
Average price (in Dollars per share)											$ 0.88			$ 0.88
Capital Stock [Member] | Series A Preferred Stock [Member]
Capital Stock [Line Items]
Preferred stock, shares issued											993,306			993,306			1,490,004
Preferred stock, shares outstanding											993,306			993,306
Forecast [Member]
Capital Stock [Line Items]
Preferred stock, shares issued	1,490,004
Preferred stock, shares outstanding	1,490,004
Redeemed, shares	496,698
Forecast [Member] | Series A Preferred Stock [Member]
Capital Stock [Line Items]
Preferred stock, par value (in Dollars per share)	$ 0.0001
Preferred stock, share authorized	1,550,000
Preferred stock, shares issued	993,306
Preferred stock, shares outstanding	993,306
Forecast [Member] | Series B Preferred Stock [Member]
Capital Stock [Line Items]
Preferred stock, par value (in Dollars per share)	$ 0.0001
Preferred stock, share authorized	3,079,864
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0

[1]	As described in Note 15 to these unaudited condensed consolidated financial statements, we have restated the unaudited condensed consolidated statement of cash flows for the nine months ended September 30, 2023.
[2]	As described in Note 3 to the Consolidated Financial Statements appearing elsewhere in this Amendment, we have restated the Consolidated Financial Statements.
[3]	As described in Note 15 to these unaudited condensed consolidated financial statements, we have restated the unaudited condensed consolidated statements of operations for the three and nine months ended September 30, 2023.
[4]	As described in Note 3 to the Consolidated Financial Statements appearing elsewhere in this Amendment, we have restated the Consolidated Financial Statements.